Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Entity	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Line Items]
Number of joint ventures	3
Allowance for doubtful accounts	$ 5,737	$ 10,473
Capitalized vendor rebates	9,333	8,015
Advertising expense	22,418	23,730	25,052
Shipping and handling costs	$ 39,395	$ 37,676	$ 30,234
Minimum | Buildings and Improvements
Significant Accounting Policies [Line Items]
Estimated useful lives in years	3 years
Minimum | Other Depreciable Assets
Significant Accounting Policies [Line Items]
Estimated useful lives in years	3 years
Maximum | Buildings and Improvements
Significant Accounting Policies [Line Items]
Estimated useful lives in years	40 years
Maximum | Other Depreciable Assets
Significant Accounting Policies [Line Items]
Estimated useful lives in years	10 years
Watsco, Inc.
Significant Accounting Policies [Line Items]
Number of locations from which entity operates	569
Number of states in which entity operates	38